Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2019	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	335	490	-	-	825
Trade and other receivables	1,167	-	-	-	1,167
Other financial assets – current	98	435	-	-	533
Other financial assets – non-current (see note 21)	45	-	29	-	74
Current indebtedness	(579)	-	-	-	(579)
Trade payables (see note 22)	(265)	-	-	-	(265)
Accruals (see note 22)	(801)	-	-	-	(801)
Other financial liabilities – current (2) (3)	(365)	(7)	-	(62)	(434)
Long-term indebtedness	(2,676)	-	-	-	(2,676)
Other financial liabilities – non-current (see note 23) (4)	(253)	(3)	-	-	(256)
Total	(3,294)	915	29	(62)	(2,412)

December 31, 2018	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	316	2,390	-	-	2,706
Trade and other receivables	1,313	-	-	-	1,313
Other financial assets – current	75	1	-	-	76
Other financial assets – non-current (see note 21)	14	16	23	-	53
Current indebtedness	(3)	-	-	-	(3)
Trade payables (see note 22)	(326)	-	-	-	(326)
Accruals (see note 22)	(891)	-	-	-	(891)
Other financial liabilities – current (3)	(95)	-	-	-	(95)
Long-term indebtedness	(3,213)	-	-	-	(3,213)
Other financial liabilities – non-current (see note 23)	(1)	(2)	-	(76)	(79)
Total	(2,811)	2,405	23	(76)	(459)

(1) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2) Includes lease liabilities of $69 million recognized in 2019 due to the adoption of IFRS 16. See note 1.
(3) Includes a commitment to repurchase up to $200 million (2018 - $21 million) of shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 25.
(4) Includes lease liabilities of $253 million recognized in 2019 due to the adoption of IFRS 16. See note 1.

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value

December 31, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	1	–	1	–
C$550, 3.309% Notes, due 2021 (1)	435	62	435	62
$350, 3.95% Notes, due 2021 (1)	143	–	143	–
$600, 4.30% Notes, due 2023	596	–	639	–
$450, 3.85% Notes, due 2024 (1)	240	–	254	–
$500, 3.35% Notes, due 2026	496	–	513	–
$350, 4.50% Notes, due 2043 (1)	116	–	120	–
$350, 5.65% Notes, due 2043	342	–	412	–
$400, 5.50% Debentures, due 2035	395	–	447	–
$500, 5.85% Debentures, due 2040	491	–	592	–
Total	3,255	62	3, 556	62
Current portion	579	62
Long-term portion	2,676	–

	Carrying Amount		Fair Value

December 31, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	3	–	3	–
C$550, 3.309% Notes, due 2021 (1)	402	76	407	76
$350, 3.95% Notes, due 2021 (1)	138	–	139	–
$600, 4.30% Notes, due 2023	596	–	607	–
$450, 3.85% Notes, due 2024 (1)	240	–	233	–
$500, 3.35% Notes, due 2026	495	–	458	–
$350, 4.50% Notes, due 2043 (1)	116	–	105	–
$350, 5.65% Notes, due 2043	341	–	364	–
$400, 5.50% Debentures, due 2035	395	–	406	–
$500, 5.85% Debentures, due 2040	490	–	524	–
Total	3,216	76	3,246	76
Current portion	3	—
Long-term portion	3,213	76
(1) See the “Long-term debt activity” section below for additional information.

Summmary of Information Regarding Notes Repaid
The Company did not make any debt repayments in 2019. In October 2018, the Company used part of the proceeds from the sale of a 55% interest in its Financial & Risk business to repay debt as follows:

Month/Year	Full / Partial Redemption	Notes Repaid	Principal Amount (in millions)
October 2018	Full Redemption	3.369% Notes, due 2019 (1)	C$500
October 2018	Full Redemption	4.35% Notes, due 2020 (1)	C$750
October 2018	Full Redemption	4.70% Notes, due 2019 (1)	$500
October 2018	Partial Redemption	3.95% Notes, due 2021 (1)	$211 repaid of $350 principal amount
October 2018	Partial Redemption	3.85% Notes, due 2024 (1)	$208 repaid of $450 principal amount
October 2018	Partial Redemption	4.50% Notes, due 2043 (1)	$231 repaid of $350 principal amount
(1) These notes were redeemed prior to their scheduled due date.

Cross-currency Risk Exposures Interest Rate Swaps
The details of this instrument are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2019 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2020 (1)	US$483
(1) In November 2019, the Company agreed with counterparties to terminate these contracts in January 2020, prior to their scheduled 2021 due date, in connection with the early redemption of the related hedged debt.

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2018 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2021	US$483

Currency Risk Exposures
The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements

	December 31,		December 31,

	2019	2018	2019 (1)	2018 (2)
Canadian dollar	435	405	–	3
U.S. dollar	2,819	2,811	3,316	3,293
Other currencies	1	–	1	–
	3,255	3,216	3,317	3,296
(1) Includes fair value adjustments of $3 million at December 31, 2019 associated with the interest related fair value component of the hedging instrument settled in January 2020.
(2) Excludes fair value adjustments of $4 million at December 31, 2018 associated with the interest related fair value component of hedging instruments.

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,

	2019		2018

	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity	Fair Value Gain (Loss) Through Earnings	Fair Value Loss Through Equity
Warrants (1)	419	–	16	–
Foreign exchange contracts	(7)	–	4	–
Hedging instruments:
Cross currency interest rate swaps – cash flow hedges (2)	19	(6)	(49)	(6)
Forward interest rate swaps – cash flow hedges	1	–	1	–
	432	(6)	(28)	(6)
(1) In 2018, was included as part of discontinued operations
(2) In 2019, comprised of $21 million of foreign exchange gains (2018 - $59 million of foreign exchange losses) related to hedges on Canadian dollar denominated debt and a $2 million loss (2018 - $10 million gain) relating to swaps that were terminated ahead of their maturity in connection with the early repayment of the related hedged debt.

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have as a result of changes in fair values of financial instruments as of December 31, 2019.

(Decrease) increase to earnings	£	€	Other Currencies	Total
Impact on earnings from financial assets and liabilities (1)	-	(1)	-	(1)
Impact on earnings from non-permanent intercompany loans	(8)	7	53	52
Total impact on earnings	(8)	6	53	51
(1) Excludes debt which has been swapped into U.S. dollar obligations.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The table below sets forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31, 2019 and 2018, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2019	2020	2021	2022	2023	2024	Thereafter	Total
Current debt (1)	579	-	-	-	-	-	579
Long-term debt (2)	-	-	-	600	242	1,869	2,711
Interest payable (2)	132	128	128	128	102	1,196	1,814
Debt-related hedges outflows (1)	499	-	-	-	-	-	499
Debt-related hedges inflows (1)	(437)	-	-	-	-	-	(437)
Trade payables	265	-	-	-	-	-	265
Accruals	801	-	-	-	-	-	801
Lease liabilities	80	75	60	41	34	64	354
Other financial liabilities	295	-	-	-	-	-	295
Total	2,214	203	188	769	378	3,129	6,881

December 31, 2018	2019	2020	2021	2022	2023	Thereafter	Total
Long-term debt (3)	-	-	548	-	600	2,111	3,259
Interest payable (3)	147	147	147	128	128	1,298	1,995
Debt-related hedges outflows	16	16	498	-	-	-	530
Debt-related hedges inflows (4)	(13)	(13)	(423)	-	-	-	(449)
Trade payables	326	-	-	-	-	-	326
Accruals	891	-	-	-	-	-	891
Other financial liabilities	98	3	-	-	-	-	101
Total	1,465	153	770	128	728	3,409	6,653
(1) Represents early repayment of hedged Canadian debt and US dollar denominated debt redeemed in January 2020.
(2) Represents contractual principal and interest payments.
(3) Represents contractual principal and interest payments. Future cash flows have been calculated using forward foreign exchange rates.
(4) Future cash flows have been calculated using forward foreign exchange rates.

Summary of Credit Ratings	The following table sets forth the credit ratings that the Company has received from rating agencies in respect of its outstanding securities as of December 31, 2019:

	Moody’s	Standard & Poor’s	DBRS Limited	Fitch
Long-term debt	Baa2	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F2
Trend/Outlook	Negative Outlook	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt
(1)
:

	December 31,

	2019	2018
Current indebtedness	579	3
Long-term indebtedness	2,676	3,213
Total debt	3,255	3,216
Swaps	62	76
Total debt after swaps	3,317	3,292
Remove fair value adjustments for hedges (2)	-	4
Total debt after currency hedging arrangements	3,317	3,296
Remove transaction costs and discounts included in the carrying value of debt	36	40
Add: Lease liabilities (current and non-current) (3)	322	-
Less: cash and cash equivalents	(825)	(2,706)
Net debt (1)	2,850	630
(1) Net debt is a
non-IFRS
financial
measure.
(2) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.
(3) In 2019, the Company revised its definition of net debt to include lease liabilities recorded in connection with the adoption of IFRS 16 on January 1, 2019.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
The following is a reconciliation on movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2019 and 2018:

	Notes and Debentures (1)	Commercial Paper/Credit Facilities	Derivative Instruments Liabilities	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2017	5,389	1,637	246	-	7,272
Proceeds from debt	-	1,370	-	-	1,370
Repayments of debt	(2,125)	(1,370)	(224)	-	(3,719)
Net repayments under short-term loan facilities	-	(1,661)	-	-	(1,661)
Foreign exchange movements	(59)	-	59	-	-
Other, net (2)	11	24	(5)	-	30
December 31, 2018	3,216	-	76	-	3,292
IFRS 16 adoption – January 1, 2019	-	-	-	197	197
Payments of leases	-	-	-	(51)	(51)
Additional leases	-	-	-	176	176
Foreign exchange movements	21	-	(21)	-	-
Other, net (2)	18	-	7	-	25
December 31, 2019	3,255	-	62	322	3,639
(1) Includes bank and other financial instruments in current indebtedness.
(2) Includes amortization of transaction and discount costs and fair value movements on derivatives.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2019				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	490	-	490
Warrants (1)	-	-	435	435
Financial assets at fair value through earnings	-	490	435	925
Financial assets at fair value through other comprehensive income (2)	2	27	-	29
Total assets	2	517	435	954

Liabilities
Forward exchange contracts (3)	-	(7)	-	(7)
Contingent consideration (4)	-	-	(3)	(3)
Financial assets at fair value through earnings	-	(7)	(3)	(10)
Derivatives used for hedging (5)	-	(62)	-	(62)
Total liabilities	-	(69)	(3)	(72)

December 31, 2018				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	2,390	-	2,390
Warrants (1)	-	-	16	16
Embedded derivatives (6)	-	1	-	1
Financial assets at fair value through earnings	-	2,391	16	2,407
Financial assets at fair value through other comprehensive income (2)	2	21	-	23
Total assets	2	2,412	16	2,430

Liabilities
Contingent consideration (4)	-	-	(2)	(2)
Financial liabilities at fair value through earnings	-	-	(2)	(2)
Derivatives used for hedging (5)	-	(76)	-	(76)
Total liabilities	-	(76)	(2)	(78)
(1) Warrants relate to the Company’s equity method investment in Refinitiv (see note 9).
(2) Investments in entities over which the Company does not have control, joint control or significant influence.
(3) Used to manage foreign exchange risk on cash flows excluding indebtedness.
(4) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(5) Comprised of
fixed-to-fixed
cross-currency swaps on indebtedness.
(6) Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement
The following reflects the change in the fair value of the Refinitiv warrants, which are a level 3 in the fair value measurement hierarchy, for the year ended December 31, 2019:

Year ended December 31,

2019
December 31, 2018	16
Gain recognized within other operating gains, net	419
December 31, 2019	435

Disclosure of Offsetting of Financial Assets	This information is summarized in the table below.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Cash and cash equivalents	17	-	17 (1)	-	17
December 31, 2019	17	-	17	-	17

Cash and cash equivalents	10	(8)	2 (1)	-	2
December 31, 2018	10	(8)	2	-	2

Disclosure of Offsetting of Financial Liabilities

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	68	-	68 (2)	-	68
Bank indebtedness	1	-	1 (3)	-	1
December 31, 2019	69	-	69	-	69

Derivative financial liabilities	76	-	76 (2)	-	76
Bank indebtedness	11	(8)	3 (3)	-	3
December 31, 2018	87	(8)	79	-	79
(1) Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(2) Included within “Other financial liabilities” – current and “Provisions and other non-current
liabilities”, in the consolidated statement of financial position.
(3) Included within “Current indebtedness” in the consolidated statement of financial position.